Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets Parenthetical
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares
Common stock, issued shares	127,016,788	114,354,925
Common stock, outstanding shares	127,016,788	114,354,925